Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2020	$ 2,232
2021	2,200
2022	2,039
2023	2,103
2024 and thereafter	7,392
Total lease payments	15,966
Less imputed interest	(2,230)
Total operating lease liabilities	$ 13,736